Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Notes
Subsequent Events

SUBSEQUENT EVENTS

On April 21, 2014, the Company and Euro Pacific, acting as representative of the holders of certain 8% convertible notes, entered into a Fifth Amendment to the convertible notes (the “Fifth Amendment”) to extend the maturity date of the convertible notes to April 5, 2016.The fifth amendment provides, among other things, that (i) the interest of the convertible notes will cease to accrue as of the date of the Fifth Amendment (the “Effective Date”), (ii) any accrued and unpaid interest as of the Effective Date in an aggregate amount of up to $1,000,000 (unless otherwise converted to the Company’s common stock pursuant to Section 5 of the Notes) will be paid by cash as soon as practicable after the date of consummation of a financing by the Company conducted in the U.S. with net proceeds to the Company of at least $5 million, and (iii) in the event that the volume weighted average public trading price (as reported by Bloomberg Financial Markets) of the Company’s common stock exceeds $2.50 for 20 consecutive trading days (the “Trading Period”) with a daily average volume of 30,000 shares over such Trading Period, the Company will have the right, upon notice to the Investor Representative, to require mandatory conversion of the entire outstanding principal amount (including any accrued but unpaid interest) due thereunder into shares of common stock at a conversion price of $2.00 per share.

SUBSEQUENT EVENTS

 Pursuant to the most recent amendment, the convertible notes was due on April 5, 2013.The Company is negotiating with Euro Pacific to extend the maturity date to April 5, 2014 and in connection with such extension, the Company proposed to make a payment in the amount equal to 10% of the outstanding principal plus any accrued interest (at the current rate of 12% per annum). As of the date the financial statements were issued, the Company did not make the payment.

On August 15, 2013, the Company entered into a short term bank loan agreement with Yantai Rural Commercial Bank Ltd (“RCB”). The loan amounted to approximately $4,854,000 (RMB 30,000,000) with an interest rate of 9% per annum, which is due on August 14, 2014. The Company entered into this credit facility following its execution of third party guaranty arrangements among the Company, RCB, Shandong Guangyuan Group Ltd. (“Guangyuan”), and the principal shareholder of the Company, Hongwei Qu, on August 15, 2013. Guangyuan is an unrelated third party and has no business relationship with the Company.

The Company has evaluated subsequent events from the balance sheet date through September 27, 2013, the date at which the financial statements were available to be issued, and determined there are no other items to disclose.